Submission	Dec. 02, 2025
Submission [Line Items]
Central Index Key	0000022356
Registrant Name	COMMERCE BANCSHARES INC /MO/
Registration File Number	333-289873
Form Type	S-4
Submission Type	S-4MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A